Derivative Instruments and hedging activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments and hedging activity for the period [Abstract]
Impact of foreign exchange rates on debt instruments recorded in Other Comprehensive Income	$ 4,020,000	$ 1,251,000	$ (2,532,000)
Foreign Exchange Forward [Member] | Cash Flow Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Derivative, fair value	29,600,000	18,900,000
Foreign Currency Denominated Debt, Net Investment Hedging [Member]
Derivative instruments and hedging activity for the period [Abstract]
Carrying value of foreign denominated debt	$ 96,500,000	$ 55,000,000